TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST          Two World Trade Center,
LETTER TO THE SHAREHOLDERS April 30, 1998              New York, New York 10048

DEAR SHAREHOLDER:

During the past six months U.S. economic growth remained robust, while inflationary pressure was virtually nonexistent. Interest rates declined across most points on the yield curve, with the largest declines observed in the intermediate-to longer-term maturities. So far the much anticipated and widely debated effects of the Asian financial crisis on the U.S. economy have been mild. Based on this uncertainty, few investors expected the Federal Reserve Board to raise interest rates during the last six months, and they were not disappointed. A decline in market volatility over the past few months kept bonds trading within a fairly tight range, bolstering the performance of mortgage-backed securities.

In Mexico, however, the financial markets did experience substantial volatility, as a result of both the situation in Asia and a decline in oil prices earlier this year. The Mexican government took a proactive stance regarding the oil price situation and promptly cut back on fiscal expenditures in an effort to relieve pressure. As a result, the peso stabilized and interest rates fell. Despite this earlier volatility, recent concerns about the ramifications of the Asian financial crisis have lessened and market conditions in Mexico have improved.

The Canadian government remains committed to reducing its deficit, and its economy continues to improve. The separatist issue in Quebec has taken a back seat, at least temporarily, since the last election. Nonetheless, TCW/DW North American Government Income Trust's investment adviser, TCW Funds Management (TCW), remains concerned about currency risks in Canada and has thus refrained from making investments in this market.

PERFORMANCE

For the six-month period ended April 30, 1998, TCW/DW North American Government Income Trust's net asset value decreased slightly, from $8.59 per share to $8.57 per share. Based on this change, and including reinvestment of dividends totaling $0.22 per share, the Fund's total return for the period was 2.37 percent. For the year ended April 30, 1998, the

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998 continued

Fund was ranked #1 out of 27 short world multi-market income funds, as measured by Lipper Analytical Services, Inc. For the three and five years ended April 30, the Fund was ranked #9 out of 23 funds and #13 out of 18 funds, respectively, according to Lipper. Rankings are based on total returns and assume reinvestment of dividends and capital gains, but exclude sales charges.

INVESTMENT SECTORS

As of April 30, 1998, approximately 92 percent of the Fund's portfolio remained invested in the United States. TCW continues to emphasize high-quality mortgage-backed securities, including various types of AAA-rated collateralized mortgage obligations (CMOs), pass-through securities and adjustable rate mortgages (ARMs) that generally have yields in excess of U.S. Treasury securities.

Declining interest rates in the United States fueled a surge in mortgage refinancing activity, causing a dramatic rise in prepayments. However, demand for mortgage-backed products has been strong, tempering price declines. In TCW's view, many sectors of the mortgage-backed market look attractive on a yield basis when compared to other fixed-income sectors of comparable quality and maturity. The issuance of new CMOs has risen substantially since last year with the increasing involvement of government agencies as investors in this sector.

MEXICO AND CANADA

Over the past six months, stabilizing trends in the political and economic environment have improved the investment outlook for Mexico. During periods of temporary weakness in the market the Fund was able to purchase Mexican securities at attractive levels. As of April 30, 1998, slightly more than 8 percent of the portfolio was invested in Mexican cetes, which are peso-denominated Treasury bills guaranteed by the Mexican government, with yields of approximately 20 percent. As mentioned earlier, the Fund has remained on the sidelines with respect to investing in Canada, but TCW continues to monitor this market for attractive investment opportunities.

LOOKING AHEAD

TCW continues to maintain a positive outlook on the financial markets in general and the U.S. economy in particular. The Fund's emphasis on mortgage-backed securities is based on this sector's ongoing yield advantage and relative value. TCW's investment strategy with respect to mortgage-backed securities focuses on call protection and working to mitigate the potentially negative effects of rapid prepayments. The positive technical trends such as strong demand, limited supply and high liquidity that have bolstered

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 1998 continued

the mortgage-backed sector recently remain in place today. In TCW's view, mortgage-backed yields are attractive on a relative value basis and, in response, the market continues to innovate new products quickly to meet investor demand.

Analysts expect economic and political conditions to continue to improve in Mexico, with temporary periods of increased market volatility. Hedging costs and interest-rate risks have reduced the relative attractiveness of the Canadian sector. As always, TCW will evaluate these factors when weighing any decision to invest in non-U.S.-dollar-denominated securities.

We appreciate your ongoing support of TCW/DW North American Government Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                     COUPON     MATURITY
  THOUSANDS                                                                      RATE        DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (43.2%)
    $6,553   Federal Home Loan Mortgage Corp. ARM ............................     7.82 %  08/01/23    $6,756,662
     4,691   Federal Home Loan Mortgage Corp. ARM ............................     7.912   03/01/25     4,829,332
     2,924   Federal Home Loan Mortgage Corp. PC GOLD ........................     6.00    12/01/00     2,904,521
     1,090   Federal National Mortgage Assoc. ................................     9.50    06/01/20     1,150,154
    34,947   Government National Mortgage Assoc. II ARM ......................     7.00    08/20/22-
                                                                                           12/20/24    35,782,676
    24,041   Government National Mortgage Assoc. II ARM ......................     7.375   06/20/22-
                                                                                           06/20/25    24,613,510
                                                                                                     -------------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
             (Identified Cost $74,751,349) ..........................................................  76,036,855
                                                                                                     -------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (41.4%)
             U.S. GOVERNMENT AGENCIES (32.9%)
        19   Federal Home Loan Mortgage Corp. 1370 K (PAC I/O) ............... 1,089.16    09/15/22       506,473
     3,255   Federal Home Loan Mortgage Corp. 1504 A (PAC)  ..................     7.00    07/15/22     3,293,006
     2,257   Federal Home Loan Mortgage Corp. 1508 Q  ........................     7.50 +  05/15/23     2,251,503
    10,732   Federal Home Loan Mortgage Corp. 1560 A (PAC)  ..................     6.50    02/15/23    10,417,178
    19,366   Federal Home Loan Mortgage Corp. G 21 P .........................     6.50    10/25/23    19,117,080
     3,893   Federal National Mortgage Assoc. 1993-163 A .....................     7.00    03/25/23     3,925,789
     9,017   Federal National Mortgage Assoc. 1993-165 SE ....................     7.455+  09/25/23     7,939,381
    10,840   Federal National Mortgage Assoc. 1993-167 M (PAC) ...............     6.00    09/25/23    10,530,176
                                                                                                     -------------
             TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $59,454,693) ...........................  57,980,586
                                                                                                     -------------
             PRIVATE ISSUES (8.5%)
       649   Citicorp Mortgage Securities, Inc. 1991-1 A .....................     8.50    03/25/06       634,026
    12,232   CountryWide Funding Corp. 1993-7 AS3 (TAC) ......................     8.221+  11/25/23     9,357,650
     2,581   General Electric Capital Mortgage Services, Inc. 1992-11 M  .....     8.00    09/25/22     2,619,467
     2,326   Resolution Trust Corp. 1991-6 C1  ...............................     9.00    09/25/28     2,342,014
                                                                                                     -------------
             TOTAL PRIVATE ISSUES (Identified Cost $18,510,288) .....................................  14,953,157
                                                                                                     -------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified Cost $77,964,981) ................  72,933,743
                                                                                                     -------------

                      SEE NOTES TO FINANCIAL STATEMENTS



                                       4

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 1998 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                     COUPON     MATURITY
  THOUSANDS                                                                      RATE        DATE        VALUE
 -----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (14.9%)
             MEXICAN GOVERNMENT SECURITIES (a) (8.5%)
 MXN 14,013  Cetes (Amortized Cost $14,916,932)  .............................  17.01-     07/23/98-
                                                                                18.61 %    03/11/99    $14,973,211
                                                                                                     -------------
             U.S. GOVERNMENT AGENCY (a) (2.9%)
     $5,000  Federal National Mortgage Assoc. (Amortized Cost $4,991,000)  ...   5.40      05/13/98      4,991,000
                                                                                                     -------------
             REPURCHASE AGREEMENT (3.5%)
      6,137  The Bank of New York (dated 04/30/98; proceeds $6,137,713) (b)
              (Identified Cost $6,136,775) ...................................   5.50      05/01/98      6,136,775
                                                                                                     -------------
             TOTAL SHORT-TERM INVESTMENTS (Identified Cost $26,044,707) ............................    26,100,986
                                                                                                     -------------
             TOTAL INVESTMENTS (Identified Cost $178,761,037)(c)  ......................  99.5%        175,071,584
             OTHER ASSETS IN EXCESS OF LIABILITIES .....................................   0.5             927,508
                                                                                         -----       -------------
             NET ASSETS ................................................................ 100.0%       $175,999,092
                                                                                         =====       =============

------------
ARM       Adjustable rate mortgage.
I/O       Interest-only securities.
PAC       Planned Amortization Class.
PC        Participation Certificate.
TAC       Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $3,763,146 Government National Mortgage Assoc. 8.00% due 09/15/26 valued at $3,110,496 and by $2,294,299 U.S.
          Treasury Note 9.125% due 05/15/99 valued at $3,149,014.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,087,809 and the aggregate gross unrealized depreciation is $5,777,262, resulting in net unrealized depreciation of $3,689,453.

Currency Abbreviation:
----------------------
MXN       Mexican Peso

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 1998 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $178,761,037)..................    $ 175,071,584
Receivable for:
  Interest.......................................          884,244
  Principal paydowns.............................          524,128
  Shares of beneficial interest sold ............            8,734
Prepaid expenses.................................           50,536
                                                   ---------------
  TOTAL ASSETS ..................................      176,539,226
                                                   ---------------
LIABILITIES:
Payable for:
  Shares of beneficial interest repurchased .....          191,239
  Plan of distribution fee.......................          111,133
  Dividends to shareholders......................           74,506
  Management fee ................................           57,789
  Investment advisory fee .......................           38,526
Accrued expenses ................................           66,941
Contingencies (Note 10)..........................          --
                                                   ---------------
  TOTAL LIABILITIES .............................          540,134
                                                   ---------------
  NET ASSETS ....................................    $ 175,999,092
                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital..................................    $ 409,826,468
Net unrealized depreciation .....................       (3,689,453)
Accumulated undistributed net investment income .          423,474
Accumulated net realized loss ...................     (230,561,397)
                                                   ---------------
  NET ASSETS ....................................    $ 175,999,092
                                                   ===============
NET ASSET VALUE PER SHARE,
 20,543,847 shares outstanding
 (unlimited shares authorized of $.01 par value)     $        8.57
                                                   ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL STATEMENTS, continued

Statement of Operations
For the six months ended April 30, 1998 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME .......................  $6,582,365
                                        ------------
EXPENSES
Plan of distribution fee...............     682,606
Management fee ........................     376,108
Investment advisory fee ...............     250,739
Transfer agent fees and expenses ......     172,056
Professional fees .....................      48,981
Shareholder reports and notices  ......      23,931
Registration fees .....................      16,461
Trustees' fees and expenses ...........      16,235
Other .................................      13,823
                                        ------------
  TOTAL EXPENSES ......................   1,600,940
                                        ------------
  NET INVESTMENT INCOME ...............   4,981,425
                                        ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .....................     (66,899)
Net change in unrealized depreciation      (564,132)
                                        ------------
  NET LOSS ............................    (631,031)
                                        ------------
NET INCREASE ..........................  $4,350,394
                                        ============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
FINANCIAL STATEMENTS, continued

Statement of Changes in Net Assets

                                                          FOR THE SIX     FOR THE YEAR
                                                         MONTHS ENDED        ENDED
                                                        APRIL 30, 1998  OCTOBER 31, 1997
                                                        -------------- ----------------
                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  4,981,425    $  13,981,737
Net realized loss .....................................       (66,899)      (2,132,540)
Net change in unrealized depreciation .................      (564,132)       6,751,649
                                                        -------------- ----------------
  NET INCREASE ........................................     4,350,394       18,600,846
Dividends from net investment income...................    (4,949,144)     (13,827,194)
Net decrease from transactions in shares of beneficial
 interest..............................................   (35,441,893)    (143,263,528)
                                                        -------------- ----------------
  NET DECREASE ........................................   (36,040,643)    (138,489,876)
NET ASSETS:
Beginning of period....................................   212,039,735      350,529,611
                                                        -------------- ----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $423,474 and $391,193, respectively) ................  $175,999,092    $ 212,039,735
                                                        ============== ================

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW North American Government Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to earn a high level of income while maintaining relatively low volatility of principal. The Fund was organized as a Massachusetts business trust on February 19, 1992 and commenced operations on July 31, 1992.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts based on the respective life of the securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. DOLLAR ROLLS -- The Fund may enter into dollar rolls in which the Fund sells securities for delivery and simultaneously contracts to repurchase substantially similar securities at the current sales price on a specified future date. The difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") is amortized over the life of the dollar roll.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.39% to the portion of daily net assets not exceeding $3 billion and 0.36% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.26% to the portion of average daily net assets not exceeding $3 billion and 0.24% to the portion of average daily net assets exceeding $3 billion.

Under the terms of the Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Distributor and Investment Manager, its affiliates or any other selected broker-dealer under the Plan:
(1) compensation to, and expenses of, account executives of DWR and others, including

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.75% of the Fund's average daily net assets during the month. Expenses incurred pursuant to the Plan in any fiscal year in excess of 0.75% of the Fund's average daily net assets will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended April 30, 1998, the distribution fee was accrued at the annual rate of 0.71%.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 1998 were as follows:

                                       SALES/
                                    PREPAYMENTS
                                   -------------
U.S. Government Agencies.........  $51,310,466
Private Issue CMOs ..............      929,697

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At April 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $11,000.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                     FOR THE SIX                    FOR THE YEAR
                                     MONTHS ENDED                       ENDED
                                    APRIL 30, 1998                OCTOBER 31, 1997
                            ------------------------------ -------------------------------
                                     (UNAUDITED)
                                SHARES         AMOUNT          SHARES          AMOUNT
                            ------------- ---------------  -------------- ---------------
Sold ......................    3,736,794    $ 31,979,977       2,792,480    $  23,503,988
Reinvestment of dividends        426,360       3,637,705       1,223,673       10,240,883
Repurchased ...............   (8,298,756)    (71,059,575)    (21,098,837)    (177,008,399)
                            ------------- ---------------  -------------- ---------------
Net decrease ..............   (4,135,602)   $(35,441,893)    (17,082,684)   $(143,263,528)
                            ============= ===============  ============== ===============

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

7. FEDERAL INCOME TAX STATUS

At October 31, 1997, the Fund had a net capital loss carryover of approximately $230,494,000 which may be used to offset future capital gains to the extent provided by regulations and is available through October 31 of the following years:

                    AMOUNT IN THOUSANDS
        2002            2003          2004          2005
   ------------      ----------     ---------    ----------
     $53,086          $160,560       $14,716       $2,132
   ============      ==========     =========    ==========

8. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Reverse repurchase agreements are collateralized by Fund securities with a market value in excess of the Fund's obligation under the contract.

9. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 1998 (unaudited) continued

10. LITIGATION

Several class action lawsuits, which have been consolidated for pretrial purposes, were instituted in 1995 in the United States District Court, in New York, against the Fund, some of its Trustees and officers, its underwriter and distributor, the Adviser, the Manager, and other defendants, by certain shareholders of the Fund. The consolidated amended complaint asserts claims under the Securities Act of 1933 and generally alleges that the defendants made inadequate and misleading disclosures in the prospectuses for the Fund, in particular as such disclosures relate to the nature and risks of the Fund's investments in mortgage-backed securities and Mexican securities. The plaintiffs also challenge certain fees paid by the Fund as excessive. Damages are sought in an unspecified amount. All defendants moved to dismiss the consolidated amended complaint, and on May 8, 1996 the motions to dismiss were denied. The defendants moved for reargument, and on August 28, 1996, the Court issued a second opinion which granted the motion to dismiss in part. On December 4, 1996 the defendants filed a renewed motion to dismiss, which was denied by the Court on November 20, 1997. The Court has also certified a plaintiff class pursuant to the Federal Rules of Civil Procedure. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of such matters.

TCW/DW NORTH AMERICAN GOVERNMENT INCOME TRUST
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX            FOR THE YEAR ENDED OCTOBER 31
                                           MONTHS ENDED  -----------------------------------------------
                                          APRIL 30, 1998   1997      1996     1995      1994      1993
----------------------------------------  -------------- --------  -------- --------  --------- ---------
                                            (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...     $ 8.59       $ 8.39   $ 8.33    $ 8.89    $10.11    $ 9.96
                                          -------------- --------  -------- --------  --------- --------
Net investment income....................       0.22         0.44     0.47      0.69      0.68      0.77
Net realized and unrealized gain (loss)        (0.02)        0.19     0.04     (0.59)    (1.18)     0.14
                                          -------------- --------  -------- --------  --------- --------
Total from investment operations  .......       0.20         0.63     0.51      0.10     (0.50)     0.91
                                          -------------- --------  -------- --------  --------- --------
Less dividends and distributions from:
 Net investment income...................      (0.22)       (0.43)   (0.45)     --       (0.47)    (0.76)
 Net realized gain.......................       --           --       --        --       (0.02)     --
 Paid-in-capital.........................       --           --       --       (0.66)    (0.23)     --
                                          -------------- --------  -------- --------  --------- --------
Total dividends and distributions .......      (0.22)       (0.43)   (0.45)    (0.66)    (0.72)    (0.76)
                                          -------------- --------  -------- --------  --------- --------
Net asset value, end of period...........     $ 8.57       $ 8.59   $ 8.39    $ 8.33    $ 8.89    $10.11
                                          ============== ========  ======== ========  ========= ========
TOTAL INVESTMENT RETURN+.................       2.37%(1)     7.80%    6.38%     1.61%    (5.06)%    9.35%
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................       1.66%(2)     1.65%    1.64%     1.59%     1.52 %    1.54%
Net investment income....................       5.17%(2)     5.18%    5.71%     8.28%     6.85 %    7.78%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions  .       $176         $212     $351      $658    $1,360    $2,986
Portfolio turnover rate..................       --           --         13%       44%       27 %      77%

------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc L. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

James M. Goldberg
Vice President

Jeffrey E. Gundlach
Vice President

Frederick H. Horton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW/DW

NORTH AMERICAN
GOVERNMENT
INCOME TRUST


SEMIANNUAL REPORT
APRIL 30, 1998